Accrued Expenses	12 Months Ended
Mar. 31, 2016
Payables And Accruals [Abstract]
Accrued Expenses

(D) Accrued Expenses

Accrued expenses at March 31, 2016 and 2015 consist of the following:

	March 31,
	2016	2015
	(dollars in thousands)
Payroll and Incentive Compensation	$19,956	$19,082
Benefits	10,663	9,951
Interest	3,373	4,524
Property Taxes	4,186	3,189
Power and Fuel	1,390	1,619
Legal	1,486	1,673
Sales and Use Tax	549	523
Acquisition Related Expenses	—	1,355
Other	4,372	4,914
	$45,975	$46,830